TRANSACTIONS AND BALANCES WITH RELATED PARTIES (Details) $ / shares in Units, $ in Thousands												6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 27, 2024 USD ($)	Mar. 27, 2024 USD ($)	Aug. 19, 2023 USD ($)	Aug. 18, 2023 USD ($)	Jun. 14, 2023 USD ($)	Feb. 19, 2023 USD ($)	Feb. 09, 2023 USD ($)	Feb. 08, 2023 USD ($)	Dec. 31, 2022 USD ($)	Aug. 09, 2021 USD ($)	Dec. 16, 2020 USD ($)	Jun. 30, 2024 USD ($) $ / shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($)	May 30, 2023 ₪ / shares	May 30, 2023 $ / shares
Transactions and Balances with Related Parties [Line Items]
Aggregate amount													$ 412	$ 412	$ 2,264
Exercise price (in Dollars per share) | (per share)														$ 547.047		₪ 222.921	$ 222.921
MORINGA ACQUISITION CORP [Member]
Transactions and Balances with Related Parties [Line Items]
Aggregate amount	$ 250	$ 180
Aggregate principal amount												$ 1,500		$ 1,500
Exercise price (in Dollars per share) | $ / shares												$ 0.01		$ 0.01
Sponsor pay												$ 5,500
Installments amount												$ 77
MORINGA ACQUISITION CORP [Member] | Private Warrants [Member]
Transactions and Balances with Related Parties [Line Items]
Conversion price (in Dollars per share) | $ / shares												$ 1
Exercise price (in Dollars per share) | $ / shares												$ 11.5
MORINGA ACQUISITION CORP [Member] | Second Promissory Note [Member]
Transactions and Balances with Related Parties [Line Items]
Promissory Note										$ 1,000
MORINGA ACQUISITION CORP [Member] | Third and Fourth Promissory Notes [Member]
Transactions and Balances with Related Parties [Line Items]
Aggregate amount									$ 190
Promissory Note									$ 190						$ 190
MORINGA ACQUISITION CORP [Member] | Fifth Promissory Note [Member]
Transactions and Balances with Related Parties [Line Items]
Promissory Note								$ 310
MORINGA ACQUISITION CORP [Member] | Sixth Promissory Note [Member]
Transactions and Balances with Related Parties [Line Items]
Aggregate amount							$ 480
Sponsor pay						$ 80
Promissory Note						$ 80	$ 480
MORINGA ACQUISITION CORP [Member] | Seventh Promissory Note [Member]
Transactions and Balances with Related Parties [Line Items]
Aggregate amount					$ 1,000
Promissory Note					1,000
Withdrawn amount					$ 210									$ 586
MORINGA ACQUISITION CORP [Member] | Eighth Promissory Note [Member]
Transactions and Balances with Related Parties [Line Items]
Aggregate amount				$ 154
Sponsor pay			$ 13
Promissory Note				$ 154
MORINGA ACQUISITION CORP [Member] | Sponsor [Member] | Second Promissory Note [Member]
Transactions and Balances with Related Parties [Line Items]
Aggregate amount										$ 1,000
MORINGA ACQUISITION CORP [Member] | Sponsor [Member] | Fifth Promissory Note [Member]
Transactions and Balances with Related Parties [Line Items]
Aggregate amount								$ 310
MORINGA ACQUISITION CORP [Member] | Administrative Services Agreement [Member] | Sponsor [Member]
Transactions and Balances with Related Parties [Line Items]
Office space, utilities and other administrative expenses											$ 10
MORINGA ACQUISITION CORP [Member] | Administrative Services Agreement [Member]
Transactions and Balances with Related Parties [Line Items]
Monthly office space expenses											$ 10
MORINGA ACQUISITION CORP [Member] | Private Warrants [Member]
Transactions and Balances with Related Parties [Line Items]
Exercise price (in Dollars per share) | $ / shares														$ 11.5
Class A Ordinary Share [Member] | MORINGA ACQUISITION CORP [Member]
Transactions and Balances with Related Parties [Line Items]
Conversion price (in Dollars per share) | $ / shares														1
Exercise price (in Dollars per share) | $ / shares														$ 11.5